SEMI ANNUAL REPORT
APRIL 30, 1999








                                     [LOGO]


                                 DEM INDEX FUND
                           A DOMESTIC EMERGING MARKETS
                             INVESTMENT OPPORTUNITY


















                                                         THE CHAPMAN FUNDS, INC.

A MESSAGE TO OUR SHAREHOLDERS:



We are pleased to provide you with our first semi-annual report for shareholders of the DEM Index Fund and would like to welcome you as shareholders. The fund, launched on March 23, 1999, is a pioneer in the "Domestic Emerging Markets" segment, which we believe offers exciting opportunities for investment. The Fund is an unmanaged index fund designed to track the performance of the DEM Index, a market capitalization weighted index of companies fitting the DEM criteria. The "Domestic Emerging Markets" market segment is comprised of companies that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans, or women that are headquartered in the United States and its territories ("DEM Companies"). The DEM index is comprised of thirty companies fitting this description that are representative of the entire set of "DEM Companies" in terms of industry weightings and market capitalization. The DEM Index contains a mixture of large-, mid-, and small-capitalization companies, although it is primarily a small-capitalization vehicle.

In the short period since the Fund's inception, economic conditions remained conducive to strong stock market performance. Unemployment remained low, and 1st quarter GDP growth, although still healthy, was revised down to a 4.1% annual rate from the original estimate of 4.5%. This change reduced perceptions that the economy might be overheating. Combined with the absence of any signs of inflation, these factors helped keep interest rates stable and at relatively low levels.

The favorable economic environment proved healthy for stocks. Over this period, the S&P 500 advanced 2.9%, a pace that would annualize to over 30%. Unlike prior periods, however, the rally proved broader than it has been. While the long-running bull market has been dominated by large capitalization stocks, the rally during this period spread to the mid- and small-cap sectors. The S&P Mid-cap index advanced 9.4% and the Russell 2000 index was up 10.1%. The Russell 2000 Growth index, the benchmark for comparison with the DEM Index, outpaced most other indices with a gain of 10.8%. The DEM Index fell between these major indices in terms of performance, rising 7.6% during this period.


                          DEM INDEX FUND TOTAL RETURN*
                              As of April 30, 1999


                                                 INCEPTION TO DATE

                    Investor Shares                     3.93%(1)
                                                        8.68%(2)

                    Institutional Shares                8.68%

                    Russell 2000 Growth                 7.55%

                    DEM Index                          10.77%

                    (1) with sales charge
                    (2) without sales charge


                    *Past performance does not predict future performance

The DEM Index Fund outpaced the DEM Index during this brief period, advancing 8.7%. The primary reason for the 108 basis point performance spread relates to timing differences. Over the several days it took to get the fund fully invested, the DEM Index performed poorly, while the portion of the Fund remaining in cash held its value. The decline was very brief, and as the Fund became fully invested, the stock market resumed its advance. Although recent signs indicate that interest rates may rise modestly in the near term, we believe that economic conditions remain favorable and that many opportunities still exist in the stock market, particularly in the small-, and mid-cap sectors.




                                                     Respectufully submitted

                                                     /s/ Nathan A. Chapman, Jr.

                                                     Nathan A. Chapman, Jr.
                                                                  President

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Net Assets - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------



                                                                                        Market Value
          Shares                                                                          (Note 2)
        ------------                                                                   ---------------
                     COMMON STOCK - 99.5%
                     AUTO & TRANSPORTATION - .3%
                     AIR TRANSPORTATION
                 27       Petroleum Helicopters, Inc.                               $             344
                                                                                       ---------------
                     Total Auto & Transportation                                                  344
                                                                                       ---------------

                     CONSUMER DISCRETIONARY - 19.5%
                     APPAREL
                 53       Supreme International Corporation +                                     504
                     CONSUMER PRODUCTS
                106       Movado Group, Inc.                                                    2,557
                     HOUSEHOLD FURNISHINGS
                152       Ethan Allen Interiors, Inc.                                           7,705
                     RENTAL/LEASING COMMERCIAL
                111       Neff Corporation +                                                      978
                     RETAIL
                 48       Lillian Vernon Corporation                                              708
                     TEXTILES: APPAREL MANUFACTURERS
                329       The Warnaco Group, Inc., Class A                                      8,780
                                                                                       ---------------
                      Total Consumer Discretionary                                             21,232
                                                                                       ---------------

                     CONSUMER STAPLES - 10.3%
                272  FOOD                                                                      11,271
                                                                                       ---------------
                          Tootsie Roll Industries, Inc.                                        11,271
                                                                                       ---------------
                     Total Consumer Staples

                     FINANCIAL SERVICES - 21.9%
                     BANKS
                 12       Carver Bancorp, Inc.                                                    111
                747       Popular, Inc.                                                        23,157
                     INSURANCE
                 38       Meridian Insurance Group, Inc.                                          632
                                                                                       ---------------
                      Total Financial Services                                                 23,900
                                                                                       ---------------

                     HEALTH CARE -1.0%
                     MEDICAL PRODUCTS
                 42      ICU Medical, Inc. +                                                      714
                     PHARMACEUTICAL
                207       Genelabs Technologies, Inc. +                                           349
                                                                                       ---------------
                     Total Health Care                                                          1,063
                                                                                       ---------------


                  + non income producing security


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Net Assets - April 30, 1999 - Continued (Unaudited)
--------------------------------------------------------------------------------


                                                                                        Market Value
          Shares                                                                          (Note 2)
        ------------                                                                   ---------------
                     COMMON STOCK  - CONTINUED

                     PRODUCER DURABLES - 29.8 %
                     TELECOMMUNICATION EQUIPMENT
                151       Mastec, Inc. +                                                        3,926
                     ELECTRONICS
                 22       Ault, Inc. +                                                            239
                     ELECTRONIC: EQUIPMENT & COMPONENT
                269        Gemstar International Group Limited +                               28,345
                                                                                       ---------------
                     Total Producer Durable                                                    32,510
                                                                                       ---------------

                     TECHNOLOGY - 16.7 %
                     COMMUNICATIONS TECHNOLOGY
                 47      Digital Link Corporation +                                               341
                 82      LCC International, Inc., Class A +                                       379
                132       Premisys Communications, Inc. +                                       1,122
                 49       Startec Global Communications Corporation +                             493
                     COMPUTER SERVICES SOFTWARE & SYSTEMS
                159       Aspect  Development, Inc. +                                           1,739
                259       Autodesk, Inc.                                                        7,705
                155       Centura Software Corporation +                                          155
                123       Integrated Systems, Inc. +                                            1,676
                 66       Intelligroup, Inc. +                                                    446
                 76       Sigma Designs, Inc. +                                                   475
                     COMPUTER TECHNOLOGY
                411       CHS Electronics, Inc. +                                               2,081
                     ELECTRONICS: SEMI-CONDUCTORS
                 49       Pericom Semiconductor Corporation +                                     374
                     TECHNOLOGY
                217       Alliance Semiconductor Corporation +                                    760
                 67       Trident Microsystems, Inc. +                                            436
                                                                                       ---------------
                     Total Technology                                                          18,182
                                                                                       ---------------


                     Total Common Stock (Cost $99,740) - 99.5%                                108,502
                                                                                       ---------------

                     Other Assets Less Liabilities - .5%                                          554
                                                                                       ---------------
                     Net Assets - 100%                                                       $109,056
                                                                                       ---------------
                                                                                       ---------------


                     + non income producing security

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Net Assets - April 30, 1999 - Continued (Unaudited)
--------------------------------------------------------------------------------


                     NET ASSETS CONSIST OF:

                     Paid-in capital                                                $         100,380

                     Accumulated net investment income                                            (61)

                     Accumulated net realized loss on investments                                 (26)

                     Net unrealized appreciation of investments                                 8,763
                                                                                       ---------------
                                                                                    $         109,056
                                                                                       ---------------
                                                                                       ---------------
                     Net Asset Value and Redemption Price:
                          Institutional Shares
                          ($108,667 / 6,999 shares outstanding)                     $           15.53
                                                                                       ---------------
                                                                                       ---------------
                          Investor Shares
                          ($389 / 25 shares outstanding)                            $           15.53
                                                                                       ---------------
                                                                                       ---------------
                     Offering Price Per Investor Shares:

                          Net asset value                                           $           15.53

                          Sales Charge (maximum of 4.75% of offering price)                       .77
                                                                                       ---------------

                          Offering price                                            $           16.30
                                                                                       ---------------
                                                                                       ---------------


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Operations  (Unaudited)
--------------------------------------------------------------------------------




                                                                                     For the period(1)
                                                                                       March 23, 1999
                                                                                           through
                                                                                       April 30, 1999
                                                                                    ----------------------
          INVESTMENT INCOME:
               Dividends                                                             $              27
                                                                                    ----------------------
                    Total investment income                                                         27
                                                                                    ----------------------

          EXPENSES:

               Management and administrative fees (Note 3)                                          61
               Fund accounting                                                                   3,783
               Transfer agent                                                                    4,185
               Custody                                                                             576
               Auditing                                                                          2,049
               Legal                                                                             2,166
               Registration                                                                      2,673
               Directors                                                                           741
               Distribution                                                                         27
               Other                                                                               591
               Shareholder reports                                                                 591
                                                                                    ----------------------
                     Total expenses                                                             17,443
                                                                                    ----------------------
               Reimbursement of expenses                                                       (17,355)
                                                                                    ----------------------
               Net investment loss                                                                 (61)
                                                                                    ----------------------

          REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

               Realized loss on investment transactions                                            (26)
               Net unrealized appreciation of investments                                        8,763
                                                                                    ----------------------
                    Net realized and unrealized gain on investments                              8,737
                                                                                    ----------------------

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $           8,676
                                                                                    ----------------------
                                                                                    ----------------------


--------------------------------
(1) Commencent of Operations
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------


                                                                         For the period
                                                                        March 23, 1999(1)
                                                                            through
                                                                         April 30, 1999
                                                                      ---------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                  $      (61)
     Net realized loss on investment transactions                                (26)
     Net unrealized appreciation of investments                                8,763
                                                                      ---------------------
          Net increase in net assets from operations                           8,676
                                                                      ---------------------
CAPITAL SHARE TRANSACTIONS (NOTE  4):
     Proceeds from shares sold
          Institutional Shares                                               100,014
          Investor Shares                                                        366
                                                                      ---------------------
          Total proceeds from shares sold                                    100,380
                                                                      ---------------------
     Total increase in net assets                                            109,056
                                                                      ---------------------
NET ASSETS:
     Beginning of period                                                        ---
                                                                      ---------------------
     End of period                                                        $  109,056
                                                                      ---------------------
                                                                      ---------------------


--------------------------------
(1) Commencent of Operations
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX - INVESTOR  SHARES
Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PERIOD. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS NOT BEEN AUDITED FOR THE PERIOD. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.







                                                                         March 23, 1999(1)
                                                                            through
                                                                         April 30, 1999
           PER SHARE OPERATING PERFORMANCE:
                Net asset value,  beginning of period                      $       14.29
                                                                       -------------------
           INVESTMENT OPERATIONS:
                Net investment loss(2)                                              (.01)
                Net realized and unrealized gain on investments                     1.25
                                                                       -------------------
                Total from investment operations                                    1.24
                                                                       -------------------
           DISTRIBUTIONS:
                From net investment income                                           -0-
                From net realized gains on investments                               -0-
                Return from capital                                                  -0-
                                                                       -------------------
                                                                       -------------------
                Total distributions                                                  -0-
                                                                       -------------------
                Net asset value, end of period                               $     15.53
                                                                       -------------------
                                                                       -------------------

           TOTAL RETURN(3)                                                          8.68%

           RATIOS TO AVERAGE NET ASSETS:(4)
                Expenses(5)                                                         2.69%
           ------------------------------------------------------------------------------
                Net investment loss                                                 (.35)%
           ------------------------------------------------------------------------------
                Expenses prior to voluntary expense waiver
                And reimbursement(5)                                                 N.M.
           ------------------------------------------------------------------------------
           SUPPLEMENTAL DATA:
                Net Assets, end of period                                           $389
           ------------------------------------------------------------------------------
                Portfolio turnover rate
                                                                                     .21%
           ------------------------------------------------------------------------------

---------------------------
(1) Commencement of operations.
(2) Net investment loss per share was calculated using the average shares method.
(3) Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. This ratio has not been annualized.
(4) Ratios have been annualized.
(5) The Distributor has voluntarily agreed to waive the distribution fee during the first fiscal year of the Fund. The investment advisor has voluntarily agreed to limit the advisory fee to an aggregate of .41% of the average daily net assets for the first fiscal year of the Fund. The investment advisor has also agreed to bear all other expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of 2.28% of average daily net assets on an annual basis. However there can be no assurance that the Distributor and Advisor will continue to voluntarily waive or limit these amounts in the future. Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

See notes to financial statements.

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND - INSTITUTIONAL SHARES
Financial Highlights (Unaudited)
--------------------------------------------------------------------------------
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PERIOD. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS NOT BEEN AUDITED FOR THE PERIOD. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.


                                                                         March 23, 1999(1)
                                                                              through
                                                                          April 30, 1999
           PER SHARE OPERATING PERFORMANCE:
                Net asset value,  beginning of period                        $      14.29
                                                                         ----------------------

           INVESTMENT OPERATIONS:
                Net investment loss(2)                                               (.01)
                Net realized and unrealized loss on investments                      1.25
                                                                         ----------------------
                Total from investment operations                                     1.24
                                                                         ----------------------
           DISTRIBUTIONS:
                From net investment income                                            -0-
                From net realized gains on investments                                -0-
                Return of capital                                                     -0-
                                                                         ----------------------
                Total distributions                                                   -0-
                                                                         ----------------------
                Net asset value, end of period                                 $     15.53
                                                                         ----------------------
                                                                         ----------------------

           TOTAL RETURN(3)                                                            8.68%

           RATIOS TO AVERAGE NET ASSETS:(4)
                Expenses                                                              2.94%
           ------------------------------------------------------------------------------------
                Net investment loss                                                   (.54)%
           ------------------------------------------------------------------------------------
                Expenses prior to voluntary expense waiver
                And reimbursement(5)                                                    N.M.
           ------------------------------------------------------------------------------------

           SUPPLEMENTAL DATA:
                Net Assets, end of period                                          $108,667
           ------------------------------------------------------------------------------------
                Portfolio turnover rate                                                 .21%
           ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Net investment loss per share was calculated using the average shares method.
(3) Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. This ratio has not been annualized.
(4) Ratios have been annualized.
(5) The investment advisor has voluntarily agreed to limit the advisory fee to an aggregate of .41% of average daily net assets of the first fiscal year of the Fund. The investment advisor has also agreed to bear all other expenses (excluding distribution, income, excise and other taxes and extraordinary expenses) of the Fund in excess of 2.28% of average daily net assets on an annual basis. However, there can be no assurance that the investment adviser will continue to voluntarily limit the amount of such fees in the future. Due to the relatively short period of operations, the gross expenses to average net assets has not been presented, as it is deemed to be not meaningful.

See notes to financial statements.

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Notes To Financial Statements - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), containing diversified and non-diversified series. The Company currently offers six series; DEM Index Fund (the "Fund"), DEM Equity Fund, DEM Fixed Income Fund, DEM Multi Manager Equity Fund, U.S. Treasury Money Fund, and Institutional Cash Management Fund.

The Fund seeks to match as closely as possible, the DEM Index, an index developed and controlled by The Chapman Company, an investment banking affiliate of Chapman Capital Management, Inc., the Fund's investment advisor. The DEM Index is comprised of companies that are located in the United States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The Fund, offers two classes of shares, Institutional Shares and Investor Shares, which both commenced operations on March 23, 1999. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.

Chapman Capital Management, Inc., the Fund's investment adviser, has also agreed to bear all other expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of 2.94% and 2.69% of average daily net assets on an annual basis, of the Institutional Shares and Investor Shares, respectively. However, there can be no assurance that the investment adviser will continue to voluntarily limit the amount of such fees in the future.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS, AND OTHER - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM"), a wholly-owned direct subsidiary of Chapman Capital Management Holdings, Inc., is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .9 of 1% of the Fund's average weekly net assets, and an administration fee at an annual rate of
 .15 of 1% of the Fund's average weekly net assets. The investment advisor has voluntarily limited its total fees to the annual rate of .41% of 1% of the value of the Fund's average weekly net assets during the first fiscal year of the Fund. At April 30, 1999, expenses payable to CCM for advisory and administrative services was $61.

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Notes to Financial Statements - April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

First Data Investor Services Group ("First Data") serves as the Fund's Transfer and Dividend Paying Agent (the "Transfer Agent"), and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays First Data an account fee plus an additional class fee. As compensation for its accounting services, the Fund pays First Data a fee based on its average daily net assets plus an additional class fee.

For the period ended April 30, 1999, The Chapman Company, an affiliate of CCM, earned commissions on sales of Investor Shares of $18, and received brokerage commissions related to Fund portfolio transactions of $167.

Pursuant to Rule 12b-1 under the 1940 Act, the Distributor receives a fee under the Investor Shares Distribution Plan for stockholder service and distribution services at an annual rate of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily waived such fee during the first fiscal year of the Fund. These voluntary limits are not contractual and could change. For the period ended April 30, 1999, total distribution fees waived was $84. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of
 .25% of the average daily net assets of the Fund attributable to the Institutional Shares. At April 30, 1999 expenses payable to The Chapman Company for distribution services was $27.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Chapman Funds, Inc. is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as DEM Index Institutional Shares, and 1 billion shares are designated as DEM Index Investor Shares. Transactions in shares of the respective classes were as follows:


                                                                        For the six months ended
                                                                             April 30, 1999
                                                          -------------------------------------------------
                                                            Institutional Shares       Investor Shares
                                                          ------------------------- -----------------------
Shares sold                                                         6,999                     25
Shares issued as reinvestment of dividends                          ---                      ---
Shares repurchased                                                  ---                      ---
                                                          ------------------------- -----------------------
Net increase in shares outstanding                                  6,999                     25
                                                          ------------------------- -----------------------
                                                          ------------------------- -----------------------


NOTE 5 - INVESTMENT TRANSACTIONS

Excluding short-term obligations, purchases of investment securities aggregated $99,964 and proceeds from sales aggregated $198 for the period ending April 30, 1999.

The following balances are as of April 30, 1999:


                                                      Tax Basis (Net)           Tax Basis (Gross)          Tax Basis (Gross)
                          Cost for Federal              Unrealized           Unrealized Appreciation          Unrealized
                         Income Tax Purposes           Appreciation                                         (Depreciation)
                      -------------------------- -------------------------- -------------------------- --------------------------
DEM Index Fund                 $99,740                    $8,763                     $15,613                   ($6,850)


NOTE 6 - DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the period ended April 30, 1999, these "affiliated persons" did not receive any compensation from the Company.

Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend.

 THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS
            WHO HAVE RECEIVED A COPY OF THE DEM INDEX FUND PROSPECTUS



                                     [LOGO]
                               THE CHAPMAN FUNDS
                    A member of the Chapman Group of Companies



                               INVESTMENT ADVISOR:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656
                       TRANSFER AND DIVIDEND PAYING AGENT
                              AND ACCOUNTING AGENT:

                      FIRST DATA INVESTOR SERVICES GROUP, INC.
                               3200 HORIZON DRIVE
                                  PO BOX 61503
                           KING OF PRUSSIA, PA 19406
                                 (800) 441-6580

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                               THE CHAPMAN COMPANY
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

        FOR SHAREHOLDER INQUIRIES CALL THE CHAPMAN CO. AT 1-800-752-1013
                                       OR
           FIRST DATA INVESTOR SERVICES GROUP, INC. AT 1-800-441-6580